Inventories (Detail) - MXN ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure of Inventories [Line Items]
Inventories	$ 129,290,237	$ 98,900,960
Refined and petrochemicals products
Disclosure of Inventories [Line Items]
Inventories	60,730,085	52,481,991
Crude oil
Disclosure of Inventories [Line Items]
Inventories	25,159,128	24,655,124
Products in transit
Disclosure of Inventories [Line Items]
Inventories	36,495,078	12,326,412
Materials and products in stock
Disclosure of Inventories [Line Items]
Inventories	6,727,370	6,558,991
Materials in transit
Disclosure of Inventories [Line Items]
Inventories	71,892	2,753,785
Gas and condensate products
Disclosure of Inventories [Line Items]
Inventories	$ 106,684	$ 124,657